Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows provided by (used in) Operating activities
Net loss	$ (32,167,027)	$ (38,431,939)
Adjustments for:
Share-based payments	5,538,463	9,762,745
Depreciation of property and equipment	603,894	356,103
Depreciation of right-of-use assets	635,828	570,411
Amortization and write-off of intangible assets	878,030	465,913
Amortization of contract assets	243,626	513,572
Net finance costs	550,742	404,370
Change in fair value of investments	8,340,781	21,426,218
Deferred income taxes	(42,394)	(584,246)
Unrealized foreign exchange	(102,236)	(10,623)
Cash flows from (used in) operations before changes in balances related to operations	(15,520,293)	(5,527,476)
Net change to working capital items [note 23]	4,391,408	(12,585,956)
Cash flows provided by (used in) Operating activities	(11,128,885)	(18,113,432)
Investing activities
Additions to property and equipment	(396,051)	(1,502,231)
Additions to intangible assets	(290,373)	(246,630)
Purchase of strategic investments	(3,604,000)	(10,588,857)
Disposal of strategic investments	3,922,244	14,252,730
Business combination, net of cash acquired	0	807,945
Cash flows provided by (used in) Investing activities	(368,180)	2,722,957
Financing activities
Increase in bank indebtedness	991,902	0
Interest paid	(467,453)	(253,791)
Repayment of term loans	(33,003)	(20,507)
Repayment of lease liabilities	(657,381)	(263,078)
Repayment of balance due on business combination	(217,778)	0
Proceeds from issuance of other term loans	292,941	0
Proceeds from issuance of shares upon exercise of warrants	0	13,085,197
Proceeds from issuance of shares upon exercise of stock options	1,412,799	1,109,818
Proceeds from private placement [note 22]	1,318,980	0
Shares repurchased for cancellation	0	(4,183,617)
Cash flows provided by (used in) Financing activities	2,641,007	9,474,022
Effect of exchange rate changes on cash denominated in foreign currencies	99,194	14,067
Net (decrease) in cash and cash equivalents	(8,756,864)	(5,902,386)
Cash and cash equivalents - beginning of year	12,202,513	18,104,899
Cash and cash equivalents - end of year	3,445,649	12,202,513
Non-cash transactions:
Purchase of intangible assets included in accounts payable	0	81,693
Purchase of property and equipment included in accounts payable	0	22,557
Addition to contract assets included in accounts payable	0	195,060
Settlement of accounts receivable on business acquisition	0	1,744,400
Accretion interest on balance due on business combination	173,350	110,204
Accretion interest on royalties receivable	118,290	132,809
Accretion on term loan	28,236	12,185
Fair value of HPQ warrants exercised	0	9,181,250
Right-of-use assets	(311,421)	2,157,796
Prepaid rent expense	0	(36,903)
Lease liabilities	$ 867,110	$ 2,120,893